RELATED PARTY TRANSACTIONS (Tables) - Vimeo Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Schedule of Debt, Related Parties
Debt—related party consists of:

	March 31, 2021	December 31, 2020
	(In thousands)
Promissory note due on demand—related party	$—	$44,565
Promissory note due May 2, 2023—related party	—	50,000
Total debt—related party	$—	$94,565

Debt — related party consists of:

	December 31,
	2019	2020

	(In thousands)
Promissory notes due on demand – related party:
Promissory note due on demand – related party	$35,457	$—
Promissory note due on demand – related party	24,296	44,565
Total promissory notes due on demand – related party	59,753	44,565
Promissory note due May 2, 2023 – related party	37,706	50,000
Total debt — related party	$97,459	$94,565

Fair Value of Financial Instruments, Related Parties
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes:

	March 31, 2021		December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Promissory note due on demand—related party	$—	$—	$44,565	$44,565
Long-term debt—related party	$—	$—	$50,000	$54,545

The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes:

	December 31, 2019		December 31, 2020
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

	(In thousands)
Promissory notes due on demand – related party	$59,753	$59,753	$44,565	$44,565
Long-term debt – related party	$37,706	$43,487	$50,000	$54,545

Summary of debt maturities	Debt maturities as of December 31, 2020 are summarized in the table below:

Years Ending December 31,	(In thousands)
2021	$44,565
2023	50,000
Total	$94,565